                                           UNITED STATES
                                SECURITIES AND EXCHANGE COMMISSION

                                        Washington DC 20549

                                             FORM 13F



                                     FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     June 30, 2010

Check here if Amendment [ ]; Amendment number:

This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Tweedy, Browne Company LLC
Address:     350 Park Avenue, 9th Floor
             New York, NY  10022

Form 13F File Number: 28-1222

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:     Kenneth E. Leopold
Title:    General Counsel
Phone:    212-916-0600

Signature,                  Place,        and Date of Signing:
Kenneth E. Leopold     New York, New York     08/10/2010
Signature                 City,  State          Date

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                     FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                  1

Form 13F Information Table Entry Total:            57

Form 13F Information Table Value Total:    $2,414,663

List of Other Included Managers:

        Provide a numbered list of the name(s) and Form file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.                                                  1
Form 13F File Number:                         28-04975
Name:                   Affiliated Managers Group Inc.


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AKZO NOBEL NV SPONSORED ADR    ADR              010199305     8975  170372   SH       SOLE                169382
DIAGEO PLC- SPONSORED ADR      ADR              25243Q205    36465  581216   SH       SOLE                579821
GLAXO SMITHKLINE PLC, ADR      ADR              37733W105     7685  225970   SH       SOLE                225178
HEINEKEN HOLDINGS 'A' ADRS     ADR              B0DM8G4      14908  413547   SH       SOLE                409071
HEINEKEN NV ADR                ADR              2419176      15423  722187   SH       SOLE                720737
NOVARTIS AG ADR                ADR              66987V109    18192  376499   SH       SOLE                372997
SK TELECOM - ADR               ADR              78440P108   101821 6912495   SH       SOLE               6893045
UNILEVER ( ul )                ADR              904767704     7918  296208   SH       SOLE                296208
UNILEVER (UN)                  ADR              904784709    37420 1369685   SH       SOLE               1365957
HONDA MOTOR CO LTD             COM              6435145     102605 3496155   SH       SOLE               3493255
3M CO                          COM              88579Y101    73056  924877   SH       SOLE                923619
ACMAT CORP CLASS A             COM              004616207      843   51890   SH       SOLE                 51890
ALTRIA GROUP, INC.             COM              02209S103      422   21060   SH       SOLE                 21060
AMERICAN EXPRESS COMPANY       COM              025816109    15789  397713   SH       SOLE                395258
AMERICAN NATIONAL INSURANCE CO COM              028591105    33685  416020   SH       SOLE                414620
ARTHUR J GALLAGHER             COM              363576109     3164  129767   SH       SOLE                129767
AT&T INC                       COM              00206R102     7185  297022   SH       SOLE                297022
AUTOMATIC DATA PROCESSING      COM              053015103     6130  152249   SH       SOLE                152249
AVATAR HOLDINGS INC            COM              053494100     5898  307502   SH       SOLE                306872
BANK OF NEW YORK MELLON CORP   COM              064058100     8258  334477   SH       SOLE                328190
BAXTER INTERNATIONAL INC       COM              071813109   104165 2563114   SH       SOLE               2552650
BERKSHIRE HATHAWAY INC DEL-A   COM              084670108   146760    1223   SH       SOLE                  1223
BERKSHIRE HATHAWAY INC-DEL-B   COM              084670702    12297  154314   SH       SOLE                152673
BROADRIDGE FINANCIAL SOLUTIONS COM              11133T103     8455  443835   SH       SOLE                432380
BROWN AND BROWN INC.           COM              115236101    48143 2515323   SH       SOLE               2510388
CINTAS CORP.                   COM              172908105    13536  564716   SH       SOLE                557996
COCA COLA COMPANY              COM              191216100     7464  148919   SH       SOLE                148919
COMCAST CORP - CLASS A         COM              20030N101      571   32850   SH       SOLE                 32850
COMCAST CORP SPECIAL CLASS A   COM              20030N200    63604 3871240   SH       SOLE               3858264
CONOCOPHILLIPS                 COM              20825c104   122394 2493252   SH       SOLE               2488917
DEVON ENERGY                   COM              25179M103    74504 1222985   SH       SOLE               1219693
EMERSON ELECTRIC COMPANY       COM              291011104   115888 2652505   SH       SOLE               2648877
FEDERATED INVESTORS INC (PA.)  COM              314211103    47100 2274245   SH       SOLE               2264781
FINISHMASTER                   COM              31787p108     1286   75560   SH       SOLE                 75560
G & K SERVICES INC             COM              361268105     5181  250907   SH       SOLE                244539
GENUINE PARTS CO               COM              372460105    11965  303292   SH       SOLE                303292
HENRY SCHEIN INC               COM              806407102    22794  415199   SH       SOLE                413714
HOME DEPOT INC                 COM              437076102    89395 3184707   SH       SOLE               3173167
JEFFERIES GROUP INC. NEW       COM              472319102     1544   73235   SH       SOLE                 72215
KRAFT FOODS INC-A              COM              50075n104      266    9498   SH       SOLE                  9498
LEUCADIA NATIONAL CORP         COM              527288104    22352 1145686   SH       SOLE               1145131
MCDONALDS CORP                 COM              580135101     6335   96173   SH       SOLE                 96173
NATIONAL WESTERN LIFE INS CO   COM              638522102    20292  132839   SH       SOLE                132269
NORFOLK SOUTHERN CORP          COM              655844108    37109  699513   SH       SOLE                698515
RAYONIER INC                   COM              754907103     1413   32099   SH       SOLE                 31955
SHENANDOAH TELECOMMUNICATIONS  COM              82312B106      707   39840   SH       SOLE                 39840
SYSCO CORP                     COM              871829107     9367  327868   SH       SOLE                327868
TORCHMARK CORP                 COM              891027104    36389  734974   SH       SOLE                734146
TOWERS WATSON                  COM              891894107    10348  266356   SH       SOLE                265729
TRANSATLANTIC HLDGS            COM              893521104    74993 1563649   SH       SOLE               1560957
UNIFIRST CORP                  COM              904708104    32835  745910   SH       SOLE                743638
UNION PACIFIC                  COM              907818108    71094 1022794   SH       SOLE               1021171
US BANCORP                     COM              902973304    19013  850700   SH       SOLE                850700
WAL-MART STORES INC            COM              931142103    76421 1589779   SH       SOLE               1584076
COCA COLA FEMSA                COM              191241108   145185 2319615   SH       SOLE               2316023
JOHNSON & JOHNSON              COM              478160104   147858 2503517   SH       SOLE               2488405
PHILIP MORRIS INTERNATIONAL    COM              718172109   299797 6540079   SH       SOLE               6517443